Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Income Taxes (Details) [Line Items]
Effective tax rate	6.78%	24.26%	49.76%	29.96%		28.64%	0.00%
Statutory tax rate			21.00%			21.00%	21.00%
Income taxes paid			$ 974,000	$ 32,000	$ 0	$ 226,000
Change in valuation allowance						139,385
Federal [Member]
Income Taxes (Details) [Line Items]
Operating Loss Carryforwards						0
State [Member]
Income Taxes (Details) [Line Items]
Operating Loss Carryforwards						$ 65,000